LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of future maturities of operating and finance leases

Future maturities of operating and finance leases as of December 31, 2021 are as follows:

	Operating	Finance
	Leases	Leases
2022	$681,003	$49,416
2023	487,744	34,178
2024	208,800	—
2025	—	—
2026	—	—
Thereafter	—	—
Total	1,377,547	83,594
Less: interest	(104,190)	(2,198)
Total lease liability	$1,273,357	$81,396

Schedule of information about leases

	For the years ended
	December 31
	2021	2020
Lease expense
Finance lease expense
Amortization of finance ROU assets	$45,010	$22,178
Interest on finance lease liabilities	2,738	1,389
Total	47,748	23,567
Operating lease expense	647,100	463,998
Short-term lease expense	80,434	102,698
Variable lease expense	2,888	10,279
Total	$778,170	$600,542
Cash paid for amounts included in the measurement of lease liabilities for finance leases
Operating cash flows	$2,675	$1,389
Financing cash flows	$53,079	$19,700
Cash paid for amounts included in the measurement of lease liabilities for operating leases
Operating cash flows	$531,707	$436,364
Right-of-use assets obtained in exchange for lease liabilities
Finance leases	$44,031	$—
Operating leases	$475,765	$268,228
Weighted average remaining lease term (in months)
Finance leases	21	33
Operating leases	26	46
Weighted average discount rate
Finance leases	2.79%	1.85%
Operating leases	7.41%	5.37%